REGULATORY AND CAPITAL MATTERS (Tables)	12 Months Ended
Dec. 31, 2015
REGULATORY AND CAPITAL MATTERS
Schedule of the Bank's actual and required capital amounts and ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Total risk-based capital to risk-weighted assets	$28,878	33.16%	$6,967	8.0%	$8,709	10.0%
Tier I (core) capital to risk- weighted assets	27,890	32.03	5,225	6.0	6,967	8.0
Common equity Tier 1 capital to risk-weighted assets	27,890	32.03	3,919	4.5	5,661	6.5
Tier I (core) capital to adjusted total assets	27,890	13.42	8,313	4.0	10,391	5.0

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total risk-based capital to risk-weighted assets	$30,603	32.21%	$7,601	8.0%	$9,502	10.0%
Tier I (core) capital to risk- weighted assets	29,500	31.05	3,801	4.0	5,701	6.0
Tier I (core) capital to adjusted total assets	29,500	13.67	8,630	4.0	10,787	5.0